Stock-Based Compensation - Schedule of Stock-Based Compensation Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Stock-Based Compensation Expenses [Line ITEMS]
Total	$ 3,970	$ 9,935
Research & development expenses [Member]
Schedule of Stock-Based Compensation Expenses [Line ITEMS]
Total	676	1,834
Selling & Marketing Expenses [Member]
Schedule of Stock-Based Compensation Expenses [Line ITEMS]
Total	502	3,134
General & Administrative Expenses [Member]
Schedule of Stock-Based Compensation Expenses [Line ITEMS]
Total	2,792	4,967
Ordinary Shares [Member]
Schedule of Stock-Based Compensation Expenses [Line ITEMS]
Total	3,970	9,935
In relation to the Ordinary Share Option Plan [member] | Ordinary Shares [Member]
Schedule of Stock-Based Compensation Expenses [Line ITEMS]
Total	3,970	9,935
In relation to the F Share Option Plan [member] | Ordinary Shares [Member]
Schedule of Stock-Based Compensation Expenses [Line ITEMS]
Total